Equity - Schedule of Warrants Outstanding (Details)	Jun. 30, 2025 $ / shares shares
Exercise Price One [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	160,727
Exercise Price Per Share | $ / shares	$ 25
Issuance date	Feb. 12, 2021
Expiration date	Feb. 09, 2026
Exercise Prices Two [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	18,774
Exercise Price Per Share | $ / shares	$ 25
Issuance date	Feb. 17, 2021
Expiration date	Feb. 09, 2026
Exercise Prices Three [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	3,571,429
Exercise Price Per Share | $ / shares	$ 1.4
Issuance date	May 29, 2024
Expiration date	Oct. 17, 2025
Exercise Prices Four [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	3,571,429
Exercise Price Per Share | $ / shares	$ 1.4
Issuance date	May 29, 2024
Expiration date	Nov. 29, 2029	[1]
Exercise Prices Five [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	125,000
Exercise Price Per Share | $ / shares	$ 1.75
Issuance date	May 29, 2024
Expiration date	Oct. 17, 2025
Exercise Prices Six [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	125,000
Exercise Price Per Share | $ / shares	$ 1.75
Issuance date	May 29, 2024
Expiration date	May 27, 2029	[2]
Exercise Prices Seven [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	25,000
Exercise Price Per Share | $ / shares	$ 3.25
Issuance date	Nov. 26, 2024
Expiration date	Feb. 02, 2027
Exercise Prices Eight [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	25,000
Exercise Price Per Share | $ / shares	$ 4.25
Issuance date	Nov. 26, 2024
Expiration date	Feb. 02, 2027
Exercise Prices Nine [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	7,622,359

[1]	The earlier of (a) November 29, 2029 and (b) the 60th day following the Company’s public announcement of its filing with the U.S. Food and Drug Administration for approval for AllocetraTM’s osteoarthritis related indication (the “Series B Milestone Event”).
[2]	The earlier of (a) May 27, 2029 and (b) the 60th day following the Series B Milestone Event.